TRANSPARENT VALUE TRUST

SUPPLEMENT DATED DECEMBER 9, 2015

TO THE PROSPECTUS DATED JANUARY 28, 2015, AS SUPPLEMENTED

JANUARY 28, 2015, FEBRUARY 27, 2015, JUNE 1, 2015, JULY 1, 2015 and AUGUST 6, 2015

Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, Transparent Value Small-Cap Fund and Transparent Value SMID-Cap Directional Allocation Fund (each, a “Fund” and collectively, the “Funds”), each a series of Transparent Value Trust (the “Trust”).

Prior to July 31, 2015, Guggenheim Capital, LLC (“Guggenheim”) indirectly owned a majority of the common units and a minority of the preferred units of Guggenheim Transparent Value, LLC (“GTV”), the indirect parent company of Transparent Value Advisors, LLC (the “Sub-Adviser”), the Funds’ investment sub-adviser. Effective July 31, 2015, following an internal reorganization of the Guggenheim-owned units of GTV and merger of a separate indirect wholly-owned subsidiary of Guggenheim into GTV (the “Merger”), the common and preferred units of GTV owned by minority members were converted into the right to receive cash and cancelled. As a result of the Merger, the Sub-Adviser became an indirect wholly-owned subsidiary of Guggenheim. Following the Merger, Guggenheim Partners Investment Management, LLC (the “Adviser”), the Funds’ investment adviser and another indirect wholly-owned subsidiary of Guggenheim, assumed all services previously provided to the Funds by the Sub-Adviser, effective November 9, 2015. In addition, effective November 9, 2015, Armen Arus, Co-Founder and Senior Portfolio Manager of the Sub-Adviser, resigned his position as Portfolio Manager of the Funds. Mr. Arus will continue to be involved with Transparent Value, LLC, another indirect wholly-owned subsidiary of Guggenheim, and its development of the Required Business Performance® or RBP®, the active quantitative selection process used to select the companies included in the Transparent Value IndexesSM, which the Funds are designed to track.

As a result of the above changes, effective immediately the Prospectus is supplemented as follows:

1.	Except as otherwise specifically noted below, all references to “Transparent Value Advisors, LLC” or “the Sub-Adviser” are hereby deleted. For the avoidance of doubt, all references to “Transparent Value, LLC” will remain in the Prospectus.

2.	All references to “Armen Arus” are hereby deleted.

3.	Each Fund will continue to use a passive management strategy designed to track a quantitative index (an “Index”) offered by Transparent Value, LLC that uses the rules-based Required Business Performance® (RBP®) methodology supplied by Transparent Value, LLC. Accordingly, all references to “the Sub-Adviser” in the section entitled “The RBP Methodology” are hereby replaced with “Transparent Value, LLC.”

4.	Prior to the Merger, Transparent Value, LLC allowed the Sub-Adviser to use the Indexes as benchmarks for the Funds and each Fund generally invested in all of the securities comprising an Index in proportion to the weightings in the applicable Index. As part of the Merger, Transparent Value, LLC will now allow the Adviser to use the Indexes as benchmarks for the Funds and each Fund will continue to generally invest in all of the securities comprising an Index in proportion to the weightings in the applicable Index. Accordingly, the last two sentences of the first paragraph in the section entitled “Additional Index Information” are hereby deleted and replaced with the following:

Transparent Value, LLC allows the Adviser to use the Transparent Value Indexes as the benchmarks for the Funds. The Adviser is an affiliate of Transparent Value, LLC, but does not have access to non-public index information used by Transparent Value, LLC other than the analytics supplied by Transparent Value, LLC and does not have any influence over an index.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TRANSPARENT VALUE TRUST

SUPPLEMENT DATED DECEMBER 9, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

JANUARY 28, 2015, AS SUPPLEMENTED JULY 1, 2015 AND AUGUST 6, 2015

Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, Transparent Value Small-Cap Fund and Transparent Value SMID-Cap Directional Allocation Fund (each, a “Fund” and collectively, the “Funds”), each a series of Transparent Value Trust (the “Trust”).

Prior to July 31, 2015, Guggenheim Capital, LLC (“Guggenheim”) indirectly owned a majority of the common units and a minority of the preferred units of Guggenheim Transparent Value, LLC (“GTV”), the indirect parent company of Transparent Value Advisors, LLC (the “Sub-Adviser”), the Funds’ investment sub-adviser. Effective July 31, 2015, following an internal reorganization of the Guggenheim-owned units of GTV and merger of a separate indirect wholly-owned subsidiary of Guggenheim into GTV (the “Merger”), the common and preferred units of GTV owned by minority members were converted into the right to receive cash and cancelled. As a result of the Merger, the Sub-Adviser became an indirect wholly-owned subsidiary of Guggenheim. Following the Merger, Guggenheim Partners Investment Management, LLC (the “Adviser”), the Funds’ investment adviser and another indirect wholly-owned subsidiary of Guggenheim, assumed all services previously provided to the Funds by the Sub-Adviser, effective November 9, 2015. In addition, effective November 9, 2015, Armen Arus, Co-Founder and Senior Portfolio Manager of the Sub-Adviser, resigned his position as Portfolio Manager of the Funds. Mr. Arus will continue to be involved with Transparent Value, LLC, another indirect wholly-owned subsidiary of Guggenheim, and its development of the Required Business Performance® or RBP®, the active quantitative selection process used to select the companies included in the Transparent Value IndexesSM, which the Funds are designed to track.

Furthermore, at a meeting held on September 9, 2015, the Board of Trustees of the Trust (the “Board”) approved the nominations (the “Nominations”) of nine new Trustees (the “New Trustees”) to the Board in order to restructure the governance of the Funds by consolidating the Board with the board of trustees (the “Guggenheim Board”) that currently oversees a separate fund complex consisting of thirteen other registered investment companies sponsored by the Adviser and its affiliates (the “Guggenheim Funds”). Fund shareholders approved the Nominations at a special meeting of shareholders held on October 30, 2015. On November 9, 2015, the New Trustees were seated on the Board and the four existing members of the Board, Robert Casale, Dennis Cullen, John Masterson and Farhan Sharaff, resigned. On the same date, the Board implemented changes to the officers of the Trust in order to align the Trust’s officers with the officers of the Guggenheim Funds.

As a result of the above changes, effective immediately, the SAI is supplemented as follows:

1.	Except as otherwise specifically noted below, all references to “Transparent Value Advisors, LLC” or “the Sub-Adviser” are hereby deleted. For the avoidance of doubt, all references to “Transparent Value, LLC” will remain in the SAI.

2.	In the second and fourth paragraphs under the sub-section entitled “Compensation” under the section entitled “The Portfolio Managers,” all references to “the Sub-Adviser” are hereby replaced with “the Adviser.” In addition, the last sentence of the second and fourth paragraphs is hereby deleted.

3.	All references to “Armen Arus” are hereby deleted.

4.	The text and the table under the sub-section entitled “Members of the Board” under the section entitled “Trustees and Officers of the Trust” are hereby deleted and replaced with the following:

Members of the Board. Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Interested Trustee

Donald C. Cacciapaglia (1951)[4]	President Chief Executive Officer and Trustee	Since 2015	President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman of Guggenheim Investments (2012-present). Formerly, Chairman and Chief Executive Officer of Channel Capital Group, Inc. (2002-2010).	236	Current: Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Fund and Rydex Variable Trust (2012-present); Guggenheim Partners Japan, Ltd. (2014-present), Delaware Life (2013-present), Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present); Director, Clear Spring Life Insurance Company (2015- present).

Independent Trustees

Roman Friedrich III (1946)	Trustee	Since 2015	Founder and Managing Partner of Roman Friedrich & Company (1998-present). Formerly, Senior Managing Director of MLV & Co, LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009–present). Former: Axiom Gold and Silver Corp. (2011-2012)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Robert B. Karn III (1942)	Trustee	Since 2015	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003 - present) and GP Natural Resource Partners LLC (2002 - present).

Ronald A. Nyberg (1953)	Trustee	Since 2015	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel, and Corporate Secretary of Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

Ronald E. Toupin, Jr. (1958)	Trustee	Since 2015	Portfolio Consultant (2010-present). Formely, Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Randall C. Barnes (1951)	Trustee	Since 2015	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investment Funds (2014-present).

Maynard F. Oliverius (1943)	Trustee	Since 2015	Retired. Formerly, President and Chief Executive Officer, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

Donald A. Chubb, Jr. (1946)	Trustee	Since 2015	Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present)	101	Current: Midland Care, Inc. (2011-present).

Jerry B. Farley (1946)	Trustee	Since 2015	President, Washburn University (1999-present).	101	Current: Westar Energy, Inc. (2004-present) and CoreFirst Bank & Trust (2000-present).

1	Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.
2.	The “Fund Complex” consists of U.S. registered investment companies advised or serviced by Guggenheim Investments or its affiliates. The Fund Complex is composed of 14 closed-end funds, 161 open-end funds and 66 exchange-traded funds (together, the “Guggenheim Funds”).
3.	Each of the Trustees also serves on the boards of trustees of thirteen other registered investment companies sponsored by the Adviser and its affiliates which include: Claymore Exchange Traded Fund Trust, Claymore Exchange Traded Fund Trust 2, Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore MLP Opportunity Fund, Guggenheim Build America Bonds Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Equal Weight Enhanced Equity Income Fund, Guggenheim Enhanced Equity Strategy Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund and Guggenheim Credit Allocation Fund.
4.	Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser and/or its affiliates.

5.	The text under the sub-section entitled “Information About Trustees’ Experience, Qualifications, Attributes and Skills to Serve on the Board” under the section entitled “Trustees and Officers of the Trust” is hereby deleted and replaced with the following:

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Barnes should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2004, his prior employment experience as President of Pizza Hut International and as Treasurer of PepsiCo, Inc. and his experience in and knowledge of financial, accounting, regulatory and investment matters.

The Board has concluded that Mr. Cacciapaglia should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2012, his over 25 years of experience in the financial industry, and his experience in and knowledge of financial, regulatory, distribution and investment matters.

The Board has concluded that Mr. Chubb should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 1994, his experience in the commercial brokerage and commercial real estate market, his prior experience as a director of Fidelity State Bank and Trust Company (Topeka, KS), and his experience in and knowledge of financial, regulatory and investment matters.

The Board has concluded that Dr. Farley should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2005, his experience in the administration of the academic, business and fiscal operations of educational institutions, including currently serving as President of Washburn University, and his experience in and knowledge of accounting, financial, regulatory and investment matters.

The Board has concluded that Mr. Friedrich should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2003, his service on other public company boards, his experience as Founder and Managing Partner of Roman Friedrich & Company, a financial advisory firm, his prior experience as a senior executive of various financial securities firms, and his experience in and knowledge of financial, investment and regulatory matters.

The Board has concluded that Mr. Karn should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2004, his service on other public and private company boards, his experience as an accountant and consultant, his prior experience as Managing Partner of the Financial and Economic Consulting Practice of the St. Louis office of Arthur Andersen, LLP, and his experience in and knowledge of accounting, financial, investment and regulatory matters.

The Board has concluded that Mr. Nyberg should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2003, his professional training and experience as an attorney and partner of a law firm, Nyberg & Cassioppi, LLC, his prior employment experience as Executive Vice President and General Counsel of Van Kampen Investments, an asset management firm, and his experience in and knowledge of financial, regulatory and governance matters.

The Board has concluded that Mr. Oliverius should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 1998, his prior experience as President and Chief Executive Officer of Stormont-Vail HealthCare and service on the Board of Trustees of the American Hospital Association, and his experience in and knowledge of financial and regulatory matters.

The Board has concluded that Mr. Toupin, Jr. should serve as Trustee because of the experience he has gained serving as a trustee of the Guggenheim Funds since 2003, his professional training and prior employment experience, including Vice President and Portfolio Manager for Nuveen Asset Management, an asset management firm, and his experience in and knowledge of financial, regulatory and investment matters.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

6.	The last two sentences under the sub-section entitled “Board Committees – Audit Committee” under the section entitled “Trustees and Officers of the Trust” are hereby deleted and replaced with the following:

Messrs. Barnes, Chubb, Friedrich, Karn, Nyberg, Oliverius and Toupin and Dr. Farley currently serve as members of the Audit Committee. During the fiscal year ended September 30, 2014, Messrs. Casale, Cullen and Masterson, each a former Trustee of the Trust, served as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2014.

7.	The last two sentences under the sub-section entitled “Board Committees – Nominating Committee” under the section entitled “Trustees and Officers of the Trust” are hereby deleted and replaced with the following:

Messrs. Messrs. Barnes, Chubb, Friedrich, Karn, Nyberg, Oliverius and Toupin and Dr. Farley currently serve as members of the Nominating Committee. During the fiscal year ended September 30, 2014, Messrs. Casale, Cullen and Masterson, each a former Trustee of the Trust, served as members of the Nominating Committee. The Nominating Committee met once during the fiscal year ended September 30, 2014.

8.	The table under the sub-section entitled “Portfolio Shares Owned by Board Members” under the section entitled “Trustees and Officers of the Trust” is hereby deleted and replaced with the following:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in a Fund as of August 31, 2015	Aggregate Dollar Range of Equity Securities in all Funds Overseen by Trustee in the Guggenheim Fund Complex as of August 31, 2015
Donald C. Cacciapaglia	$0	Over $100,000

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in a Fund as of August 31, 2015	Aggregate Dollar Range of Equity Securities in all Funds Overseen by Trustee in the Guggenheim Fund Complex as of August 31, 2015
Roman Friedrich III	$0	Over $100,000
Robert B. Karn III	$0	Over $100,000
Ronald A. Nyberg	$0	Over $100,000
Ronald E. Toupin, Jr.	$0	Over $100,000
Randall C. Barnes	$0	Over $100,000
Maynard F. Oliverius	$0	Over $100,000
Donald A. Chubb, Jr.	$0	Over $100,000
Jerry B. Farley	$0	Over $100,000

9.	The text and the table under the sub-section entitled “Board Compensation” under the section entitled “Trustees and Officers of the Trust” are hereby deleted and replaced with the following:

Board Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. The Independent Trustees of the Trust receive from the Fund Complex a general retainer of $232,000 for service on covered boards. Additional annual retainer fees are paid as follows: $40,000 to the Independent Chairperson of the Board; $6,000 to the Audit Committee Chairperson; $6,000 to the Contracts Review Committee Chairperson; and $6,000 to the Nominating Committee Chairperson. In addition, fees are paid for special Board or Committee meetings, with $5,000 paid for a special in-person Board meeting; $5,000 paid for a special in-person Committee meeting; and $1,000 for a special telephone Board or Committee meeting. Each Fund pays proportionately its respective share of Independent Trustees’ fees and expenses based on relative net assets.

Compensation Received From the Trust (for the Fiscal Year Ended September 30, 2015)

Name	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Donald C. Cacciapaglia	N/A	N/A	N/A	N/A

Independent Trustees
Roman Friedrich III	$0	$0	$0	$238,000
Robert B. Karn III	$0	$0	$0	$238,000
Ronald A. Nyberg	$0	$0	$0	$396,000
Ronald E. Toupin, Jr.	$0	$0	$0	$354,000
Randall C. Barnes	$0	$0	$0	$321,000
Maynard F. Oliverius	$0	$0	$0	$235,000
Donald A. Chubb, Jr.	$0	$0	$0	$235,000
Jerry B. Farley	$0	$0	$0	$235,000

10.	The text and the table under the sub-section entitled “Trust Officers” under the section entitled “Trustees and Officers of the Trust” are hereby deleted and replaced with the following:

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust who are not also Trustees of the Trust. The business address of each executive officer of the Trust is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
John L. Sullivan (1955)	Chief Financial Officer	Since November 2015

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Keith D. Kemp (1960)	Treasurer	Since February 2010	Managing Director of Transparent Value, LLC since April 2015; Managing Director of Guggenheim Partners Investment Management LLC since April 2015; Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

William H. Belden, III (1965)	Vice President	Since November 2015

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Bryan Stone (1979)	Vice President	Since November 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since November 2015

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Ted Uhl (1974)	Chief Compliance Officer	Since October 2010	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

James Howley (1972)	Assistant Treasurer	Since November 2015

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Joseph M. Arruda (1966)	Assistant Treasurer	Since November 2015

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kimberly Scott (1974)	Assistant Treasurer	Since November 2015

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Adam Nelson (1979)	Assistant Treasurer	Since November 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Pete Greenly (1968)	Assistant Treasurer	Since September 2012	Fund Controller, ALPS Fund, Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012, Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011, Project Manager at Old Mutual Capital from 2007 – 2010.

Mark E. Mathiasen (1978)	Secretary	Since November 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

Michael P. Megaris (1984)	Assistant Secretary	Since November 2015

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Gennadiy Khayutin (1975)	Assistant Secretary	Since May 2014	Managing Director of Transparent Value LLC and Managing Director of Guggenheim Partners Investment Management, LLC since 2009.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.